Derivative Instruments and Hedging Activities - Schedule of Cross Currency Contracts Statement of Financial Position (Details) - Cross currency swaps - NIBOR kr in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 NOK (kr)
Derivative [Line Items]
Notional Amount	$ 15,409	kr 95,000
Floating Rate Receivable Margin	4.25%	4.25%
Fixed Rate Payable	7.45%	7.45%
Fair Value / Asset (Liability)	$ (3,909)
Remaining Term	3 months 18 days